Segment Reporting, including Geographic Area Data and Major Customers - Operating Results (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting
Number of reportable operating segments | segment	3
Adjusted operating income	$ 999,564	$ 856,995	$ 668,177
Share-based compensation	42,409	43,728	41,549
Operating income	734,044	573,382	534,107
Nonoperating expenses, net	(116,482)	(112,350)	(40,543)
Income before income taxes and equity in income of equity investments	617,562	461,032	493,564
Net revenue	3,400,332	3,041,876	2,499,349
Add: reimbursable items, interchange and assessment expenses	1,527,633	1,128,201	280,192
Total revenues	4,927,965	4,170,077	2,779,541
Issuer Solutions
Segment Reporting
Total revenues	1,751,468	1,680,763	1,650,029
Merchant Solutions
Segment Reporting
Total revenues	2,431,262	1,828,469	549,135
Netspend
Segment Reporting
Total revenues	745,235	660,845	580,377
Operating Segments
Segment Reporting
Net revenue	$ 3,445,511	$ 3,077,574	$ 2,528,331
Operating margin on net revenue	29.40%	28.20%	26.70%
Operating Segments | Issuer Solutions
Segment Reporting
Adjusted operating income	$ 574,580	$ 525,025	$ 489,151
Net revenue	$ 1,594,959	$ 1,515,462	$ 1,473,914
Operating margin on net revenue	36.00%	34.60%	33.20%
Operating Segments | Merchant Solutions
Segment Reporting
Adjusted operating income	$ 391,466	$ 307,595	$ 150,225
Net revenue	$ 1,103,682	$ 898,533	$ 474,040
Operating margin on net revenue	35.50%	34.20%	31.70%
Operating Segments | Netspend
Segment Reporting
Adjusted operating income	$ 182,082	$ 160,371	$ 137,837
Net revenue	$ 746,870	$ 663,579	$ 580,377
Operating margin on net revenue	24.40%	24.20%	23.70%
Corporate Administration and Other
Segment Reporting
Adjusted operating income	$ (148,564)	$ (135,996)	$ (109,036)
Intersegment
Segment Reporting
Net revenue	(45,179)	(35,698)	(28,982)
Segment Reconciling Items
Segment Reporting
TransFirst and Cayan M&A and integration expenses	13,367	28,176
Litigation, claims, judgements or settlements	1,947	21,719
Acquisition intangible amortization	$ 207,797	$ 189,990	$ 92,521